Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Joint Ventures
Non current assets	$ 157,683	$ 158,461	$ 154,248
Cash and cash equivalents	33,185	24,597	23,269	$ 25,181
Total assets	242,631	230,978	224,484
Shareholder's equity	114,037	101,574	95,409	$ 93,531
Non-current financial debt	41,340	43,067	44,464
Current borrowings	11,096	13,920	12,488
Total liabilities & shareholders' equity	242,631	230,978	224,484
Revenues from sales	149,099	127,925	143,421
Interest expense	(1,395)	(1,111)	(965)
Income taxes (Note 11)	(3,029)	(970)	(1,653)
Net income	8,299	6,206	4,786
Other comprehensive income	6,725	(1,859)	(4,535)
Equity value	16,968	15,858	15,006
Profit/(loss)	2,015	2,214	2,361
Share of Other Comprehensive Income, net amount	(677)	935	120
Liquefaction entities | Exploration & Production
Joint Ventures
Revaluation identifiable assets on equity affiliates	905	905	965
Equity value	2,049	1,555	1,355
Profit/(loss)	(348)	88	55
Share of Other Comprehensive Income, net amount	29	50	18
Liquefaction entities | Exploration & Production | 100% gross
Joint Ventures
Non current assets	59,422	47,014	35,341
Current assets excluding cash and cash equivalents	966	922	455
Cash and cash equivalents	1,258	703	501
Total assets	61,646	48,639	36,297
Shareholder's equity	4,037	2,961	1,840
Other non current liabilities	504	327	349
Non-current financial debt	55,566	43,980	32,996
Other current liabilities	1,539	1,371	1,112
Total liabilities & shareholders' equity	61,646	48,639	36,297
Revenues from sales	37	52	32
Depreciation and depletion of tangible assets and mineral interests	(10)	(12)	(14)
Interest income	16	5	10
Interest expense	(15)	(7)	(10)
Income taxes (Note 11)	338	(29)	(81)
Net income	(1,730)	449	279
Other comprehensive income	$ 97	$ 166	$ 61
Yamal LNG | Exploration & Production
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Exploration & Production
Joint Ventures
% owned	30.00%
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals
Joint Ventures
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,806	$ 1,474	$ 1,305
Profit/(loss)	486	465	257
Share of Other Comprehensive Income, net amount	170	22	(75)
Dividends paid to the Group	353	256	20
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals | 100% gross
Joint Ventures
Non current assets	3,989	3,454	3,543
Current assets excluding cash and cash equivalents	2,258	1,506	1,501
Cash and cash equivalents	283	473	240
Total assets	6,530	5,433	5,284
Shareholder's equity	3,612	2,947	2,609
Other non current liabilities	148	120	107
Non-current financial debt	1,078	1,105	1,388
Other current liabilities	1,144	764	713
Current borrowings	548	497	467
Total liabilities & shareholders' equity	6,530	5,433	5,284
Revenues from sales	8,565	7,057	7,307
Depreciation and depletion of tangible assets and mineral interests	(264)	(259)	(247)
Interest expense	(3)	(3)	(64)
Income taxes (Note 11)	(369)	(338)	(192)
Net income	973	930	514
Other comprehensive income	$ 398	$ (79)	$ (186)